Award Timing Disclosure	12 Months Ended
Aug. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our compensation program has not included awards of stock options, SARs, or similar option-like instruments as a component of our long-term incentive plan since 2020. If in the future we anticipate granting such types of awards, we will adopt a policy regarding how the Board will determine when to grant such awards and how the Compensation Committee and the Board will take material non-public information into account when deterring the timing of grant and the terms of the awards.

Award Timing Method
Our compensation program has not included awards of stock options, SARs, or similar option-like instruments as a component of our long-term incentive plan since 2020. If in the future we anticipate granting such types of awards, we will adopt a policy regarding how the Board will determine when to grant such awards and how the Compensation Committee and the Board will take material non-public information into account when deterring the timing of grant and the terms of the awards.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	If in the future we anticipate granting such types of awards, we will adopt a policy regarding how the Board will determine when to grant such awards and how the Compensation Committee and the Board will take material non-public information into account when deterring the timing of grant and the terms of the awards.
MNPI Disclosure Timed for Compensation Value	false